SHARE CAPITAL - Additional Information 2 (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($) Option item shares	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($) Option item shares	Dec. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Number of share options granted | Option			5,748,000		2,811,000
Weighted average fair value of the stock options granted			$ 4.05		$ 4.16
Expected life of share option granted			2.75			3.00
Exercise price of share options granted			$ 2.50	$ 2.74
Number of restricted share units granted | item			475,000		5,000
Share-based compensation expense	$ 6,421,125	$ 2,081,661	$ 8,443,739	4,035,708
Incentive stock options
Disclosure of classes of share capital [line items]
Share-based compensation expense	5,925,310	1,592,593	$ 2,716,400	3,062,817
RSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			355,000
Share-based compensation expense	$ 495,815	$ 489,068	$ 680,852	$ 972,891
Bottom of range
Disclosure of classes of share capital [line items]
Expected life of share option granted						3.00
Employees and consultants
Disclosure of classes of share capital [line items]
Number of share options granted			5,748,000
Expected life of share option granted			3
Weighted average trading share price of the options exercised			$ 3.33
Employees and consultants | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted			2.83
Employees and consultants | Top of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted			$ 4.15
Employee | RSUs
Disclosure of classes of share capital [line items]
Number of restricted share units granted | item			475,000
Verdelite Sciences Inc [Member]
Disclosure of classes of share capital [line items]
Percentage of share held in escrow			50.00%
Number of share held in escrow | shares			4,955,947		4,955,947